Loans (Accruing And Non-Accruing Loans By Class) (Details) - USD ($)	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	$ 16,230,166,000		$ 15,389,074,000		$ 16,708,582,000
Commercial Financial And Industrial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accruing	8,974,676,000		7,843,817,000
Total Non-Accruing	32,610,000		79,759,000
Loans, net of unearned income	9,007,286,000		7,923,576,000		8,796,956,000
Consumer Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accruing	4,927,439,000		5,215,773,000
Total Non-Accruing	120,632,000		117,598,000
Loans, net of unearned income	5,048,071,000	[1]	5,333,371,000	[1]	5,688,703,000
Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accruing	1,262,361,000		1,115,178,000
Total Non-Accruing	15,356,000		18,101,000
Loans, net of unearned income	1,277,717,000		1,133,279,000		1,168,235,000
Permanent Mortgage Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accruing	504,883,000		624,071,000
Total Non-Accruing	34,078,000		38,171,000
Loans, net of unearned income	538,961,000		662,242,000	[2]	765,583,000
Credit Card And Other Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accruing	357,368,000		335,209,000
Total Non-Accruing	763,000		1,397,000
Loans, net of unearned income	358,131,000		336,606,000		$ 289,105,000
General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accruing	7,480,824,000		6,710,216,000
Total Non-Accruing	19,641,000		42,749,000
Loans, net of unearned income	7,500,465,000		6,752,965,000
Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accruing	1,162,894,000		790,463,000
Total Non-Accruing	124,000		146,000
Loans, net of unearned income	1,163,018,000		790,609,000
TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accruing	325,882,000	[3]	336,043,000	[4]
Total Non-Accruing	12,845,000	[3]	36,864,000	[4]
Loans, net of unearned income	338,727,000	[3]	372,907,000	[4]
LOCOM valuation allowance	26,200,000		29,400,000
Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accruing	1,192,008,000		1,036,732,000
Total Non-Accruing	14,499,000		16,422,000
Loans, net of unearned income	1,206,507,000		1,053,154,000
Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accruing	34,724,000		39,618,000
Total Non-Accruing	857,000		1,679,000
Loans, net of unearned income	35,581,000		41,297,000
Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accruing	2,385,192,000		2,728,485,000
Total Non-Accruing	84,146,000		78,106,000
Loans, net of unearned income	2,469,338,000		2,806,591,000
R E Installment Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accruing	2,541,572,000		2,486,399,000
Total Non-Accruing	36,486,000		39,492,000
Loans, net of unearned income	2,578,058,000		2,525,891,000
Credit Card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accruing	188,746,000		185,959,000
Total Non-Accruing	0		0
Loans, net of unearned income	188,746,000		185,959,000
Other Consumer Loans Class
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accruing	168,612,000		149,236,000
Total Non-Accruing	763,000		1,397,000
Loans, net of unearned income	169,375,000		150,633,000
C&I Purchase Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accruing	5,076,000		7,095,000
Total Non-Accruing	0		0
Loans, net of unearned income	5,076,000		7,095,000
CRE Purchase Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accruing	35,629,000		38,828,000
Total Non-Accruing	0		0
Loans, net of unearned income	35,629,000		38,828,000
RE Installment Purchase Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accruing	675,000		889,000
Total Non-Accruing	0		0
Loans, net of unearned income	675,000		889,000
Other Purchased Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accruing	10,000		14,000
Total Non-Accruing	0		0
Loans, net of unearned income	10,000		14,000
Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	15,950,951,000		15,031,486,000
30-89 Days Past Due	50,531,000		70,298,000
90+ Days Past Due	25,245,000		32,264,000
Total Accruing	16,026,727,000		15,134,048,000
Accruing | Commercial Financial And Industrial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	8,970,366,000		7,833,401,000
30-89 Days Past Due	3,540,000		8,606,000
90+ Days Past Due	770,000		1,810,000
Accruing | Consumer Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	4,872,055,000		5,155,729,000
30-89 Days Past Due	38,689,000		38,560,000
90+ Days Past Due	16,695,000		21,484,000
Accruing | Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	1,260,614,000		1,104,991,000
30-89 Days Past Due	1,632,000		9,109,000
90+ Days Past Due	115,000		1,078,000
Accruing | Permanent Mortgage Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	495,619,000		606,707,000
30-89 Days Past Due	3,624,000		11,235,000
90+ Days Past Due	5,640,000		6,129,000
Accruing | Credit Card And Other Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	352,297,000		330,658,000
30-89 Days Past Due	3,046,000		2,788,000
90+ Days Past Due	2,025,000		1,763,000
Accruing | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	7,477,410,000		6,701,185,000
30-89 Days Past Due	3,196,000		8,606,000
90+ Days Past Due	218,000		425,000
Accruing | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	1,162,894,000		790,463,000
30-89 Days Past Due	0		0
90+ Days Past Due	0		0
Accruing | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	325,882,000	[3]	336,043,000	[4]
30-89 Days Past Due	0	[3]	0	[4]
90+ Days Past Due	0	[3]	0	[4]
Accruing | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	1,190,562,000		1,030,910,000
30-89 Days Past Due	1,446,000		5,822,000
90+ Days Past Due	0		0
Accruing | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	34,541,000		39,295,000
30-89 Days Past Due	183,000		323,000
90+ Days Past Due	0		0
Accruing | Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	2,347,361,000		2,688,193,000
30-89 Days Past Due	26,738,000		25,609,000
90+ Days Past Due	11,093,000		14,683,000
Accruing | R E Installment Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	2,524,019,000		2,466,647,000
30-89 Days Past Due	11,951,000		12,951,000
90+ Days Past Due	5,602,000		6,801,000
Accruing | Credit Card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	185,015,000		182,798,000
30-89 Days Past Due	1,909,000		1,792,000
90+ Days Past Due	1,822,000		1,369,000
Accruing | Other Consumer Loans Class
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	167,272,000		147,846,000
30-89 Days Past Due	1,137,000		996,000
90+ Days Past Due	203,000		394,000
Accruing | C&I Purchase Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	4,180,000		5,710,000
30-89 Days Past Due	344,000		0
90+ Days Past Due	552,000		1,385,000
Accruing | CRE Purchase Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	35,511,000		34,786,000
30-89 Days Past Due	3,000		2,964,000
90+ Days Past Due	115,000		1,078,000
Accruing | RE Installment Purchase Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	675,000		889,000
30-89 Days Past Due	0		0
90+ Days Past Due	0		0
Accruing | Other Purchased Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	10,000		14,000
30-89 Days Past Due	0		0
90+ Days Past Due	0		0
Non-Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	112,552,000		128,379,000
30-89 Days Past Due	15,967,000		13,396,000
90+ Days Past Due	74,920,000		113,251,000
Total Non-Accruing	203,439,000		255,026,000
Non-Accruing | Commercial Financial And Industrial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	636,000		19,039,000
30-89 Days Past Due	1,726,000		3,668,000
90+ Days Past Due	30,248,000		57,052,000
Non-Accruing | Consumer Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	93,740,000		88,606,000
30-89 Days Past Due	9,896,000		8,381,000
90+ Days Past Due	16,996,000		20,611,000
Non-Accruing | Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	1,495,000		4,469,000
30-89 Days Past Due	1,963,000		395,000
90+ Days Past Due	11,898,000		13,237,000
Non-Accruing | Permanent Mortgage Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	16,681,000		14,868,000
30-89 Days Past Due	2,382,000		952,000
90+ Days Past Due	15,015,000		22,351,000
Non-Accruing | Credit Card And Other Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	0		1,397,000
30-89 Days Past Due	0		0
90+ Days Past Due	763,000		0
Non-Accruing | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	636,000		19,039,000
30-89 Days Past Due	1,726,000		3,668,000
90+ Days Past Due	17,279,000		20,042,000
Non-Accruing | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	0		0
30-89 Days Past Due	0		0
90+ Days Past Due	124,000		146,000
Non-Accruing | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	0	[3]	0	[4]
30-89 Days Past Due	0	[3]	0	[4]
90+ Days Past Due	12,845,000	[3]	36,864,000	[4]
Non-Accruing | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	1,495,000		4,339,000
30-89 Days Past Due	1,963,000		395,000
90+ Days Past Due	11,041,000		11,688,000
Non-Accruing | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	0		130,000
30-89 Days Past Due	0		0
90+ Days Past Due	857,000		1,549,000
Non-Accruing | Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	66,410,000		59,385,000
30-89 Days Past Due	6,628,000		5,261,000
90+ Days Past Due	11,108,000		13,460,000
Non-Accruing | R E Installment Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	27,330,000		29,221,000
30-89 Days Past Due	3,268,000		3,120,000
90+ Days Past Due	5,888,000		7,151,000
Non-Accruing | Credit Card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	0		0
30-89 Days Past Due	0		0
90+ Days Past Due	0		0
Non-Accruing | Other Consumer Loans Class
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	0		1,397,000
30-89 Days Past Due	0		0
90+ Days Past Due	763,000		0
Non-Accruing | C&I Purchase Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	0		0
30-89 Days Past Due	0		0
90+ Days Past Due	0		0
Non-Accruing | CRE Purchase Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	0		0
30-89 Days Past Due	0		0
90+ Days Past Due	0		0
Non-Accruing | RE Installment Purchase Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	0		0
30-89 Days Past Due	0		0
90+ Days Past Due	0		0
Non-Accruing | Other Purchased Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	0		0
30-89 Days Past Due	0		0
90+ Days Past Due	$ 0		$ 0

[1]	Balances as of December 31, 2014 and 2013, include $ 76.8 million and $ 333.8 million of restricted and secured real estate loans, respectively. See Note 22 - Variable Interest Entities for additional information.
[2]	Balance as of December 31, 201 3, includes $ 11.2 million of restricted and secured real estate loans. See Note 22 - Variable Interest Entities for additional information.
[3]	Total TRUPS i nclude s LOCOM valuation allowance of $ 26.2 million.
[4]	Total TRUP S i nclu des LOCOM valuation allowance of $ 29 .4 million.